Net Contributions (Withdrawals) by Contract Owners (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	$ 2,374,644	$ 2,500,324	$ 2,545,041
Policy loans	(955,662)	(1,008,852)	(1,136,370)
Policy loan repayments and interest	1,664,535	1,782,672	2,147,513
Surrenders, withdrawals and death benefits	(3,702,778)	(3,739,780)	(4,058,050)
Net transfers from/(to) other subaccounts or fixed rate option	(1,267,487)	(774,447)	(320,256)
Miscellaneous transactions	9,772	10,606	19,453
Administrative and other charges	(1,935,801)	(2,045,405)	(1,986,090)
Net Contributions (Withdrawals) by Contract Owners	(3,812,777)	(3,274,882)	(2,788,759)
VAL
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	2,211,649	2,332,773	2,367,886
Policy loans	(883,472)	(944,232)	(1,049,046)
Policy loan repayments and interest	1,526,708	1,661,227	1,906,719
Surrenders, withdrawals and death benefits	(3,310,976)	(3,129,243)	(3,459,721)
Net transfers from/(to) other subaccounts or fixed rate option	(1,213,145)	(653,809)	(301,500)
Miscellaneous transactions	12,164	5,721	10,550
Administrative and other charges	(1,754,899)	(1,860,803)	(1,801,533)
Net Contributions (Withdrawals) by Contract Owners	(3,411,971)	(2,588,366)	(2,326,645)
VLI
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	162,995	167,551	177,155
Policy loans	(55,521)	(46,919)	(54,592)
Policy loan repayments and interest	56,834	64,768	85,486
Surrenders, withdrawals and death benefits	(189,130)	(215,582)	(246,562)
Net transfers from/(to) other subaccounts or fixed rate option	(54,342)	(118,820)	(19,143)
Miscellaneous transactions	(1,245)	2,425	2,495
Administrative and other charges	(169,362)	(172,386)	(170,547)
Net Contributions (Withdrawals) by Contract Owners	(249,771)	(318,963)	(225,708)
SPVA
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	0	0	0
Policy loans	0	0	0
Policy loan repayments and interest	0	0	0
Surrenders, withdrawals and death benefits	(901)	(15,032)	(3,818)
Net transfers from/(to) other subaccounts or fixed rate option	0	0	0
Miscellaneous transactions	0	0	0
Administrative and other charges	0	0	0
Net Contributions (Withdrawals) by Contract Owners	(901)	(15,032)	(3,818)
SPVL
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	0	0	0
Policy loans	(16,669)	(17,701)	(32,732)
Policy loan repayments and interest	80,993	56,677	155,308
Surrenders, withdrawals and death benefits	(201,771)	(379,923)	(347,949)
Net transfers from/(to) other subaccounts or fixed rate option	0	(1,818)	387
Miscellaneous transactions	(1,147)	2,460	6,408
Administrative and other charges	(11,540)	(12,216)	(14,010)
Net Contributions (Withdrawals) by Contract Owners	$ (150,134)	$ (352,521)	$ (232,588)